First Trust Private Assets Fund

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(877) 779-1999

December 29, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Trust Private Assets Fund (the “Fund”)
File Nos. 333-264253; 811-23791

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 2 to the registration statement of the First Trust Private Assets Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed as of December 27, 2022.

Please direct questions or further comments to the undersigned at (626) 914-1360.

Sincerely,

/s/ Joy Ausili
Joy Ausili

Cc: Veena Jain, Faegre Drinker Biddle & Reath LLP